Fair Value Measurements - Additional Information (Details) - EBP 003 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 917,364,518	$ 820,765,348
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 0